Condensed Consolidating Financial Information, Narrative (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Guarantor Information
Percentage ownership of Tesoro Logistics LP	36.00%	36.00%
Percentage ownership of subsidiary guarantors	100.00%	100.00%
4.250% Senior Notes due 2017
Guarantor Information
Debt Instrument, Maturity Date	Oct. 01, 2017	Oct. 01, 2017
5.375% Senior Notes due 2022
Guarantor Information
Debt Instrument, Maturity Date	Oct. 01, 2022	Oct. 01, 2022
5.125% Senior Notes due 2024
Guarantor Information
Debt Instrument, Maturity Date	Apr. 01, 2024	Apr. 01, 2024